Significant Accounting Policies (Details) - Vacasa Holdings LLC $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020 position	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment
Proceeds from Senior Secured Convertible Notes						$ 108.1
Severance costs						1.3
Deferred social security taxes						7.6
Social security taxes, current		$ 3.8		$ 3.8		3.8
Social security taxes, non-current		3.8		3.8		3.8
Proceeds from wage subsidy		$ 0.4	$ 0.7	$ 1.6	$ 0.9	1.7
Restructuring costs						1.8
Contract termination costs						0.5
Accrued restructuring charges						$ 2.2
Number of reportable segments | segment				1		1
North America. [Member]
Number of positions eliminated | position	850
General and administrative
Restructuring costs						$ 1.4
Cost of revenue
Restructuring costs						0.3
Operations and support [Member]
Restructuring costs						0.2
Reduction workforce
Severance costs					5.0	5.0
Reduction workforce | Sales and marketing
Severance costs					1.2	1.2
Reduction workforce | General and administrative
Severance costs					1.1	1.1
Reduction workforce | Technology and development.
Severance costs					1.0	1.0
Reduction workforce | Cost of revenue
Severance costs					0.2	0.2
Reduction workforce | Operations and support [Member]
Severance costs					$ 1.5	$ 1.5